Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 49.4%
International Equity Funds - 18.2%
iShares Core MSCI EAFE ETF	102,353	$ 7,329,498
iShares Core MSCI Emerging Markets ETF	29,850	1,778,463
iShares Global REIT ETF	83,424	2,389,263

		11,497,224

U.S. Equity Fund - 20.7%
iShares Core S&P 500 ETF	28,897	13,065,618

U.S. Fixed Income Funds - 10.5%
iShares 0-5 Year TIPS Bond ETF	27,904	2,932,152
iShares Core U.S. Aggregate Bond ETF	33,317	3,724,841

		6,656,993

Total Exchange-Traded Funds (Cost $31,923,381)		31,219,835

INVESTMENT COMPANIES - 49.6%
International Equity Funds - 10.0%
Transamerica Emerging Markets Opportunities (A)	111,233	1,136,804
Transamerica International Focus (A)	275,611	2,543,887
Transamerica International Stock (A)	245,570	2,639,877

		6,320,568

International Fixed Income Fund - 3.3%
Transamerica Emerging Markets Debt (A)	204,661	2,071,172

U.S. Equity Funds - 21.7%
Transamerica Large Cap Value (A)	331,448	4,597,181
Transamerica Large Growth (A)	295,979	3,871,409
Transamerica Mid Cap Growth (A)	166,371	1,449,094
Transamerica Mid Cap Value Opportunities (A)	140,806	1,669,958

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (A)	135,513	$ 1,017,700
Transamerica Small Cap Value (A)	157,685	1,121,143

		13,726,485

U.S. Fixed Income Funds - 14.6%
Transamerica Bond (A)	702,809	6,508,014
Transamerica High Yield Bond (A)	302,228	2,717,032

		9,225,046

Total Investment Companies (Cost $35,803,807)		31,343,271

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (B), dated 01/31/2022, to be repurchased at $544,132 on 02/01/2022. Collateralized by a U.S. Government Obligation, 1.75%, due 01/15/2028, and with a value of $555,155.	$ 544,132	544,132

Total Repurchase Agreement (Cost $544,132)		544,132

Total Investments (Cost $68,271,320)		63,107,238
Net Other Assets (Liabilities) - 0.1%		55,669

Net Assets - 100.0%		$ 63,162,907

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$31,219,835	$—	$—	$31,219,835
Investment Companies	31,343,271	—	—	31,343,271
Repurchase Agreement	—	544,132	—	544,132

Total Investments	$62,563,106	$544,132	$—	$63,107,238

Transamerica Funds	Page 1

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2022	Shares as of January 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$6,921,628	$(223,883)	$(5,897)	$(183,834)	$6,508,014	702,809	$23,955	$35,224
Transamerica Emerging Markets Debt	—	2,193,614	(48,128)	(1,701)	(72,613)	2,071,172	204,661	38,341	—
Transamerica Emerging Markets Opportunities	—	1,268,228	(14,051)	(1,656)	(115,717)	1,136,804	111,233	83,156	30,010
Transamerica High Yield Bond	—	2,842,360	(63,244)	(1,128)	(60,956)	2,717,032	302,228	19,064	—
Transamerica International Focus	—	2,813,267	(43,500)	(841)	(225,039)	2,543,887	275,611	78,346	77,928
Transamerica International Stock	—	2,882,772	(43,499)	(1,838)	(197,558)	2,639,877	245,570	82,676	138,104
Transamerica Large Cap Value	—	4,791,353	(106,871)	612	(87,913)	4,597,181	331,448	89,030	—
Transamerica Large Growth	—	5,636,782	(56,831)	(23,015)	(1,685,527)	3,871,409	295,979	77,032	831,493
Transamerica Mid Cap Growth	—	2,192,533	(33,057)	(14,704)	(695,678)	1,449,094	166,371	177,257	333,392
Transamerica Mid Cap Value Opportunities	—	2,050,797	(37,791)	(9,721)	(333,327)	1,669,958	140,806	146,635	226,644
Transamerica Small Cap Growth	—	1,294,548	(20,453)	(1,978)	(254,417)	1,017,700	135,513	21,540	98,246
Transamerica Small Cap Value	—	1,678,613	(5,453)	(4,060)	(547,957)	1,121,143	157,685	348,540	160,311

Total	$—	$36,566,495	$(696,761)	$(65,927)	$(4,460,536)	$31,343,271	3,069,914	$1,185,572	$1,931,352

(B)	Rate disclosed reflects the yield at January 31, 2022.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2035

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2035 (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3